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                                                      FILED PURSUANT TO RULE 497
                                                UNDER THE SECURITIES ACT OF 1933
                                                     REGISTRATION NO. 033-102137

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          FS VARIABLE SEPARATE ACCOUNT
                                Supplement to the
            Polaris II Variable Annuity Prospectus Dated May 3, 2004
            FSA Advisor Variable Annuity Prospectus Dated May 3, 2004 Polaris Choice Variable Annuity Prospectus Dated May 3, 2004

                         FS VARIABLE ANNUITY ACCOUNT TWO
                                Supplement to the
             FSA Vista Variable Annuity Prospectus Dated May 3, 2004

This Supplement replaces the Supplement dated December 16, 2004.

The language in the Supplement dated December 16, 2004, is hereby deleted in its entirety.

Dated: January 12, 2005

                Please keep this Supplement with your Prospectus.

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